INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES	INVESTMENT PROPERTIES
The Company’s investment properties are located in Costa Rica, Colombia, Peru, and Mexico, and they are primarily measured using Level 3 inputs from the IFRS Accounting Standards fair value hierarchy. The values, determined by the independent appraisers, are recognized as the fair value of the Company’s investment property at the end of each reporting period. Gains or losses arising from changes in fair values are included in the consolidated statement of profit or loss and other comprehensive income (loss) in the period in which they arise. For the years ended December 31, 2025, 2024 and 2023, the Company recorded a gain of $20,649,485, $32,347,462 and $20,151,026, respectively.
As of December 31, 2025, and 2024, all the owned investment properties except for the investment properties in Mexico are securing the Company’s debt.
As of December 31, 2025, and 2024, the fair market value (“FMV”) of investment properties were as follows:

	FMV as of December 31, 2025	FMV as of December 31, 2024

Land bank:
Land bank under right-of-use
Peru	$9,917,236	$16,691,019
Sub-total	9,917,236	16,691,019
Owned land bank
Colombia	30,177,087	23,851,330
Sub-total	30,177,087	23,851,330
Total land bank	$40,094,323	$40,542,349
Properties under development:
Properties under right-of-use
Peru	$12,948,826	$21,798,170
Total properties under development	$12,948,826	$21,798,170
Operating Properties
Properties under right-of-use
Peru	$14,482,139	$—
Sub-total	14,482,139	—
Owned properties
Costa Rica	263,201,125	260,094,960
Colombia	144,844,400	109,065,873
Peru	153,685,370	123,017,512
Mexico	20,569,001	—
Total operating properties	$596,782,035	$492,178,345
Total operating properties and properties under development	$609,730,861	$513,976,515
Total	$649,825,184	$554,518,864
There were no transfers between Levels 1, 2 or 3 during the years ended December 31, 2025 and 2024.
The independent appraiser holds a recognized and relevant professional qualification and has recent experience of the location and category of the investment properties being valued. The valuation models are in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13, Fair Value Measurement (“IFRS 13”).
In evaluating the fair value of investment property held as a right-of-use asset under a lease agreement, the Company adds back the recognized lease liability as part of the fair value of the investment property, to prevent double counting of the lease liabilities that are separately recognized in accordance with IAS 40:50(d). As of December 31, 2025 and 2024, the Company added back lease liabilities of $13,232,613 and $13,309,189, respectively, into the carrying value of the investment properties held as right-of-use assets in Peru. Refer to Note 15 for further information.
Disclosed below is the valuation technique used to measure the fair value of investment properties, along with the significant unobservable inputs used.
Valuation Techniques - This fair value measurement is considered Level 3 of the fair value hierarchy, except where otherwise noted below.
–Operating Properties - The valuation model considers a combination of the present value of net cash flows to be generated by the property, the direct capitalization of the net operating income, and the replacement cost to construct a similar property.
i.The present value of net cash flows generated by the property takes into account the expected rental growth rate, vacancy periods, occupancy rate, lease incentive costs such as rent-free periods and other costs not paid by tenants. The expected net cash flows are discounted using risk adjusted discount rates. Among other factors, the discount rate estimation considers the quality of a building and its location, tenant credit quality and lease terms.
ii.The direct capitalization method: this method involves capitalizing a fully leased net operating income estimate by an appropriate yield. This approach is best utilized with Stabilized assets, where there is little volatility in the net income and the growth prospects are also stable. It is most commonly used with single tenant investments and involves capitalizing the property net operating income at a market capitalization rate. The net operating income is determined by using the property Effective Gross Income (EGI) net of operating expenses. The EGI is determined by the property’s Potential Gross Income (PGI) through analysis of the property actual historic income and an analysis of competitive current market income rates and deducting the PGI with an estimate for vacancy and collection.
iii.The cost approach: the cost approach involves the estimation of the replacement cost of the building and site improvements that a prudent and rational person would pay no more for a property than the cost to construct a similar and competitive property - assuming no undue delay in the process.
–Properties Under Development - The valuation model considers the present value of net cash flows, direct capitalization, and the cost approaches adjusted by the net present value of the cost to complete and vacancy in the properties under construction.
–Land Bank - The valuation model used for the land portfolio is a combination of income approach, sales comparison approach (or market approach), cost approach, residual land value approach and the discounted cash flow method. For undeveloped land, the market approach is used. For land that is under development, the market approach is used in conjunction with the cost approach and residual land value approach, and the discounted cash flow approach, to determine the fair value of the finished lots.
i.Income approach: this approach estimates the present value of future income streams through a capitalization or discounting process. To value a leased fee estate, the analysis focuses on lease contracts that outline the lease term, rent levels, and expense responsibilities (with modified gross leases being the most common). Other important factors include rent escalation clauses and expense stop provisions. The start and end dates of the contract define the income over a set period, along with provisions for renewal options and associated rent terms. Some leases specify future rents in advance, while others adjust based on an index or a market rent estimate by a qualified appraiser.
ii.The sales comparison approach: this approach compares sales or listing of similar properties with the subject property using the price per square foot (Level 2 input). This approach is given supporting weight in this analysis because of the well-supported range of value within this approach and the likelihood that the subject could be purchased by an owner-user.
iii.The cost approach: this approach is based on the principle of substitution that a prudent and rational person would pay no more than the cost to construct a similar property. This approach generally considers estimated replacement cost of the land and the site improvements (e.g., infrastructure) and estimated depreciation accrued to the improvements (Level 2 input).
iv.The residual land value approach: this approach involves residual amount after deducting all known or anticipated costs required to complete the development from the anticipated value of the project when completed after consideration of the risks associated with the completion of the project (Level 2 input).
Significant Inputs as of December 31, 2025 and 2024 -

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
Operating Properties	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2025: 8.1% 2024: 7.9%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2025: 10.6% 2024: 10.6%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2025: 98.0% 2024: 98.2%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2025: 98.0% 2024: 98.2%	The higher the occupancy rate, the higher the fair value.
			Going in Stabilized capitalization rate	2025: 7.3% 2024: 7.8%	The higher the Stabilized capitalization rate, the lower the fair value
Properties Under Development	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2025: 10.5% 2024: 10.5%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2025: 10.8% 2024: 10.7%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2025: 96.0% 2024: 96.0%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2025: 96.0% 2024: 96.0%	The higher the occupancy rate, the higher the fair value.
			Going in Stabilized capitalization rate	2025: N/A 2024: N/A	The higher the Stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Income approach	Risk adjusted residual capitalization rate	2025: 6.9% 2024: 10.0%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2025: 15.5% 2024: 14.9%	The higher the risk adjusted discount rate, the lower the fair value.
Fair value sensitivity: The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) increase or decrease of the discount rates and exit cap rate and the aggregated impact of these two on fair values of the investment properties - land and buildings representing leased land and buildings valued using the discounted cash flows and direct capitalization method as of December 31, 2025 and 2024:

	2025
	Impact of +10 bps on exit cap rate	Impact of +10 bps on discount rate	Impact of +10 bps on exit cap rate and discount rate
Building and land (decrease)	$(3,352,872)	$(3,734,745)	$(6,994,059)
	Impact of -10 bps on exit cap rate	Impact of -10 bps on discount rate	Impact of -10 bps on exit cap rate and discount rate
Building and land increase	$3,352,872	$3,734,745	$6,994,059

	2024
	Impact of +10 bps on exit cap rate	Impact of +10 bps on discount rate	Impact of +10 bps on exit cap rate and discount rate
Building and land (decrease)	$(3,058,824)	$(3,403,144)	$(6,375,750)
	Impact of -10 bps on exit cap rate	Impact of -10 bps on discount rate	Impact of -10 bps on exit cap rate and discount rate
Building and land increase	$3,058,824	$3,403,144	$6,375,750
The reconciliations of investment properties for the years ended December 31, 2025, 2024, and 2023, were as follows:

	2025	2024	2023

Beginning balance	$554,518,864	$514,172,281	$449,036,633
Additions	50,966,468	27,009,666	33,704,768
Disposal of investment property	—	—	(17,634,208)
Gain on valuation of investment properties	20,649,485	32,347,462	20,151,026
Foreign currency translation effect	23,690,367	(19,010,545)	28,914,062
Ending balance	$649,825,184	$554,518,864	$514,172,281
Investment Properties Acquisitions -
During the year ended December 31, 2025, the Company acquired two operating investment properties in Mexico through a strategic partnership with Alas. The partnership is structured through a master trust (Fideicomiso 6193), which was established to hold and administer the underlying project assets and related activities through a project trust (Fideicomiso Proyecto 6384). The transaction was accounted for as an asset acquisition, by identifying and recognizing the individual identifiable assets acquired and liabilities assumed and allocating the cost of the group of assets and liabilities on the basis of their relative fair values.
Under the terms of the Framework Contract dated November 4, 2024, and the Management Trust Agreement and Project Trust Agreement dated August 15, 2025, Alas contributed the investment properties, and the Company contributed cash equivalent to 10% of appraised value of the investment properties to the master trust. Following these contributions, Alas and the Company hold a 90% and 10% economic interest in the master trust, respectively.
In accordance with the Master Trust Agreement, LPA will serve as operator of both entities and, as the operator, controls the relevant activities of the master and project trusts. Therefore, despite holding less than 50% of the economic interest, the Company has control over the master and project trusts. As the single decision-maker for the relevant activities of the master trust, the operator functions independently from the technical committee, which is jointly controlled by LPA and the noncontrolling investor. The technical committee’s decisions are limited to extraordinary decisions outside the ordinary course of business that are not deemed to be relevant activities of the master and project trusts.
The total consideration for the asset acquisition was $19,900,847, comprising of the fair value of the investment properties of $19,715,120 and $185,723 as directly attributable transaction costs as of December 31, 2025. The cash flow impact from the acquisition is presented on a net basis in the statement of cash flows under investing activities as capital expenditures on investment properties.
There were no other acquisition activities during the years ended December 31, 2025, 2024, and 2023.
Investment Properties Dispositions -
On November 24, 2023, the Company closed the sale of its investment property, Latam Parque Logistico Calle 80 Building 500A (with a carrying value of USD 17,634,208 as of closing), to a third party for consideration of COP 79,850,000,000 (equivalent of USD 19,512,112 as of closing). Of the total consideration, COP 33,829,392,065 (equivalent of USD 8,266,536 as of closing) was transferred directly to Itaú Unibanco Holding S.A. (“Itaú”) to settle the liabilities directly associated with the investment property. The remaining consideration was expected to be received within fifteen months after closing, through six installment payments. The Company received the first installment payment of COP 11,505,151,984 (equivalent of USD 2,778,063 as of the payment date) in October 2023. The Company received the second, third, fourth, and fifth installment payments for a total of COP 18,408,243,174 (equivalent of USD 4,548,417 as of the payment dates) in February, May, and August, and November 2024, respectively. The final installment of COP 16,107,212,777 (equivalent of USD 3,901,985 as of the payment date) was received in February 2025. As of closing, the total future installments were discounted by an implicit rate estimated based on certain Level 2 inputs discussed above. The discount on total installments would be subsequently accreted back over the time over the remaining payment term. All installments were paid off as of December 31, 2025. During the year ended December 31, 2023, the Company recognized a gain on sale of investment property of USD 1,165,170 included in gain (loss) on sale of investment properties in the statements of profit or loss and other comprehensive income (loss).
As of December 31, 2025 and 2024, the Company had receivables from the sale of investment property of $0 and $3,589,137, respectively. Additionally, the Company recognized interest income of $67,143, $701,159 and $98,989 included in other income in the statements of profit or loss and other comprehensive income (loss) for the years ended December 31, 2025, 2024 and 2023, respectively.
Disposition of Asset Held for Sale (Previously Classified as Investment Properties) -
During the year ended December 31, 2021, the Company engaged in an active sale negotiation for the sale of certain land lot with a third-party buyer. The land lot held for sale was part of a land lot that is owned by LatAm Parque Logistico San José - Verbena partnership, within the Costa Rica segment. On May 21, 2021, the Company signed on behalf of LatAm Parque Logistico San José - Verbena partnership, the purchase and sale agreement for the sale of the fully serviced land parcel for $4,000,000. The sale subsequently closed on April 23, 2023 upon the transfer of the property title and the receipt of the final installment payment. The Company recognized a gain on sale of asset held for sale of $1,022,853 during the year ended December 31, 2023.